Commitments and Contingencies (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments And Purchase Agreements [Abstract]
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Capital leases	TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.4 million and $4.4 million, respectively, as of December 31, 2010 and $0.3 million and $4.7 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.
Short-term capital lease obligation	$ 377	$ 336
Long-term capital lease obligation	$ 4,400	$ 4,712